FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2022
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

29.    FAIR VALUE MEASUREMENTS

A hierarchy is established for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. As such, fair value is a market-based measure considered from the perspective of a market participant who holds the asset or owes the liability rather than an entity-specific measure. The hierarchy is broken down into three levels based on the reliability of inputs as follows: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) inputs other than the quoted price in active markets that are observable either directly or indirectly, or quoted prices in less active markets; and (Level 3) unobservable inputs with respect to which there is little or no market data, which require the Company to develop its own assumptions. Fair value of cash equivalents, restricted cash and restricted short-term investment are categorized as level 1 under the fair value hierarchy, as they based on quoted prices in active markets. Short-term borrowings and long-term borrowing are categorized as level 2 under the fair value hierarchy, as they based on quoted prices in less active markets.

Fair value change in forward contracts and foreign exchange options

The Company has entered into foreign exchange forward contracts with local banks to reduce the exposure of significant changes in exchange rates between Renminbi and foreign currencies. Authoritative guidance requires companies to recognize all of the derivative financial instruments as either assets or liabilities at fair value in the consolidated balance sheets based upon quoted market prices for comparable instruments. The Company’s forward contracts have not met the criteria for hedge accounting within authoritative guidance. Therefore, the foreign exchange forward contracts have been recorded at fair value, with the gain or loss on these transactions recorded in the consolidated statements of operations within “Change in fair value of foreign exchange forward contracts” in the period in which they occur. The Company does not use derivative financial instruments for trading or speculative purposes. The Company held foreign exchange forward contracts with a total notional value of USD 630 million and USD560 million, EUR20 million and EUR250 million, nil and JYP2,000 million as of December 31, 2021 and 2022, respectively. These foreign exchange forward contracts mature within 12 months. The Company used a discounted cash-flow methodology to measure fair value, which requires inputs such as interest yield curves and foreign exchange rates. The significant inputs used in the aforementioned model can be corroborated with market observable data and therefore the fair value measurements are classified as level 2. Typically, any losses or gains on the forward exchange contracts are offset by re-measurement losses or gains on the underlying balances denominated in non-functional currencies. The Company’s foreign currency exchange contract is an over-the-counter instrument. The Company recorded loss from change in fair value of foreign exchange forward contracts of RMB164 million during the year of 2022, compared to gain of RMB289 million in the year of 2021. The change was primarily due to the appreciation of the U.S. dollars against the RMB during the year of 2022.

The Group classified the cash flows related to realized gain or loss on settlement of foreign exchange forward contracts as operating activities, which are based on the nature of the cash flows the derivative is economically hedging.

The Company entered into USD foreign exchange option contracts with a total notional value of nil, USD120 million and USD65 million, and sold USD foreign exchange option contracts with a total notional value of USD170 million, USD90 million and USD50 million during the years ended December 31, 2020, 2021 and 2022, respectively. In the year of 2022, the Company entered into EUR foreign exchange option contracts with a total notional value of EUR50 million and sold EUR foreign exchange option contracts with a total notional value of EUR50 million. These foreign exchange options mature within 12 months. The Company adopted the Black-Scholes Option Pricing (“B-S”) Model to value the foreign exchange options. The significant inputs used in the aforementioned model are unobservable inputs which there are little or no market data and therefore the fair value measurements are classified as level 3.

The foreign exchange option is asset derivatives which need to be fair valued on day one and marked to market subsequently at each reporting period end. The fair value gain or loss arising from the re-measurement is recognized in the consolidated statements of operations and comprehensive income. The fair value change was a loss of RMB4 million, a gain of RMB19 million and a loss of RMB 4 million for the year ended December 31, 2020, 2021 and 2022, respectively.

Equity securities applying fair value option

The fair value of equity securities applying fair value option is measured using Level 2 inputs within the fair value hierarchy. In determining the fair value, the Company adopted previous transaction method under market approach, which allows an entity to solve for its implied aggregate equity value by considering its recent arm’s length equity transactions. The Group irrevocably elected fair value option to initially and subsequently measure its investment in Xiangbang in its entirety at fair value with changes in fair value recognized in earnings, and recorded change in fair value with the amount of RMB102 million for the year ended December 31, 2022 (Note 12).

Available-for-sale securities

The Group’s available-for-sale securities represent the two-year puttable bond purchased from JinkoPower in 2022 (Note 12). In determining the fair value, the Company adopted the discounted cash flow method, which requires management to use unobservable inputs such as discount rate based on yield-to-maturity of comparable bonds in market and RMB risk free rate. These unobservable inputs and resulting fair value estimates may be affected by unexpected changes in future market or economic conditions. For the year ended December 31, 2022, unrealized gain on the available-for-sale securities amounted to RMB1 million which was reported in other comprehensive income.

Convertible Senior Notes and Call Option

The Company has adopted valuation models to assess the fair value for Call option and the Notes, as the Call option is not publicly traded and the trading of the Notes is considered inactive. Management is responsible for determining these fair values and assessing a number of factors. The Notes is valued using the Binominal Tree option pricing model. The valuation involves complex and subjective judgments as well as the Company’s best estimates on the valuation date. Inputs related to the Binomial models for convertible debt fair value are: spot price, conversion price, expected dividend yield, expected share volatility, risk free interest rate, and yield-to-maturity, of which spot price and expected share volatility are most significant to valuation determination of convertible debt. The Call option is valued using the Black-Scholes Model. The valuation involves complex and subjective judgments as well as the Company’s best estimates on the valuation date. Inputs related to the Black-Scholes Models for call option fair value are: call option price, spot price, exercise price, expected dividend yield, risk-free interest rate and time to maturity, of which spot price and exercise price are most significant to valuation determination of call option. The Company recorded loss from change in fair value of convertible senior notes and call option of RMB12 million during the year of 2022, compared to gain from change in fair value of convertible senior notes and call option of RMB192 million during the year of 2021.

Interest Rate Swap

The Company’s exposure to the risk of changes in market interest rates primarily relates to its bank borrowings. To finance its overseas power station business operation and expansion, the Company’s operating subsidiaries located in Mexico obtained long-term bank borrowings from local bank, which carries variable interest rates. With an aim to reduce its interest rate exposure, the Company entered into one long-term interest rate swap contract in 2016 to fix the interest rate as a fixed rate payer. The interest rate swap is a derivative which needs to be fair valued at each reporting period end. The fair value gain or loss arising from the measurement is recognized in the consolidated statements of operations. The fair value change was a loss of RMB79 million for the years ended December 31, 2020. The Company sold its solar power plants in Mexico in March 2020.

The Company solar project subsidiary located in Argentina entered into interest rate swap contracts to swap floating interest payments related to certain borrowings for fixed interest payments to hedge the interest rate risk associated with certain forecasted payments and obligations. As the interest rate derivatives were designated as cash flow hedges and the hedge is highly effective, all changes in the fair value of the derivative hedging instruments amounted to RMB12 million were recorded in other comprehensive income and as a derivative liability included in the held-for-sale liabilities as of December 31, 2021. The Company sold its solar power plants in Argentina in June 2022.

Guarantee liability

A guarantee liability is initially recognized at the estimated fair value in the Group’s consolidated balance sheets unless it becomes probable that the Group will reimburse the holder of the guarantee for an amount higher than the carrying amount, in which case the guarantee is carried in the Group’s consolidated balance sheets at the expected amount payable to the holder. The fair value of the guarantee liability is measured by the total consideration to be received in connection with the provision of guarantee. The guarantee liability would be amortized in straight line during the guarantee period. The guarantee arrangement was canceld in year 2022.

Recurring change in fair value

As of December 31, 2021 and 2022, information about the hierarchy of the fair value measurements for the Company’s assets and liabilities that are measured at fair value on a recurring basis subsequent to their initial recognition is as follows (RMB in thousands, except for inputs):

	Fair Value Measurements at Reporting Date Using
		Quote prices in
	Balance as of	active market	Significant other	Significant
	December 31,	for identical	observable	unobservable
Description	2021	assets (Level 1)	inputs (Level 2)	inputs (Level 3)
Assets:
Foreign exchange forward contracts- receivable	73,532	—	73,532	—

Liabilities:
Convertible senior notes	1,098,736	—	—	1,098,736
Guarantee liabilities	12,142	—	—	12,142
Derivative liability interest rate swap	12,294	—	—	12,294
Foreign exchange options	2,659	—	—	2,659

	Fair Value Measurements at Reporting Date Using
		Quote prices in
	Balance as of	active market	Significant other	Significant
	December 31,	for identical	observable	unobservable
Description	2022	assets (Level 1)	inputs (Level 2)	inputs (Level 3)
Assets:
Foreign exchange forward contracts- receivable	119,625	—	119,625	—
Equity securities applying fair value option	178,871	—	178,871	—
Available-for-sale securities	104,499	—	—	104,499

Liabilities:
Convertible senior notes	1,070,699	—	—	1,070,699
Foreign exchange forward contracts- payable	59,911	—	59,911	—
Foreign exchange options	3,226	—	—	3,226

Assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3 valuation)

A summary of changes in Level 3 fair value of convertible senior notes for the year ended December 31, 2020, 2021 and 2022 were as follows (RMB in thousands):

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance on January 1,	728,216	1,831,612	1,098,736
Foreign exchange loss/(gain)	(38,360)	(8,560)	60,038
Change in fair value of convertible senior notes loss/(gain)	1,202,082	(327,762)	12,083
Change in the instrument-specific credit risk gain	(60,326)	(56,224)	(100,158)
Conversion of convertible senior notes	—	(340,330)	—
Balance on December 31,	1,831,612	1,098,736	1,070,699

A summary of changes in Level 3 fair value of available-for-sale securities for the year ended December 31, 2020, 2021 and 2022 were as follows (RMB in thousands):

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance on January 1,	—	—	—
Addition	—	—	100,000
Interest accrual	—	—	3,526
Change in fair value	—	—	973
Balance on December 31,	—	—	104,499

A summary of changes in Level 3 fair value of call option for the year ended December 31, 2020, 2021 and 2022 were as follows (RMB in thousands):

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance on January 1,	294,178	756,929	—
Issuance of call options	—	—	—
Foreign exchange gain/(loss)	(13,539)	251	—
Change in fair value of call options gain/(loss)	476,290	(136,121)	—
Settlement of call options	—	(621,059)	—
Balance on December 31,	756,929	—	—

A summary of changes in Level 3 fair value of foreign exchange options for the year ended December 31, 2020, 2021 and 2022 were as follows (RMB in thousands):

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance on January 1,	—	(12,924)	(2,659)
Addition of foreign exchange options	(9,316)	(8,544)	3,596
Change in fair value of foreign exchange options gain/(loss)	(3,608)	18,809	(4,163)
Balance on December 31,	(12,924)	(2,659)	(3,226)

A summary of changes in Level 3 fair value of rate swap derivative for the year ended December 31, 2020, 2021 and 2022 were as follows (RMB in thousands):

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance on January 1,	61,272	—	12,294
Change in fair value of interest rate swap	78,878	—	—
Change in fair value of interest rate swap cash flow hedges	—	12,294	—
Cash settlement	(140,150)	—	(12,294)
Balance on December 31,	—	12,294	—

A summary of changes in Level 3 fair value of guarantee liabilities for the year ended December 31, 2020, 2021 and 2022 were as follows (RMB in thousands):

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance on January 1,	72,019	57,332	12,142
Additions	—	—	—
Amortization	(14,687)	(6,365)	—
Cancellation	—	(38,825)	(12,142)
Balance on December 31,	57,332	12,142	—

Change in fair value of derivatives

The Change in fair value of derivatives recognized in earnings was as follows (RMB in thousands):

	Foreign exchange forward		Type of derivatives
For the year ended	contracts		Convertible	Interest	Call	Foreign exchange	Equity securities
December 31,	Realized	Unrealized	senior notes	Rate swap	Option	Options	Applying fair value option	Total
In RMB
2020	61,380	129,806	(1,202,082)	(78,878)	476,290	(3,608)	—	(617,092)
2021	393,523	(104,643)	327,762	—	(136,121)	18,809	—	499,330
2022	(150,538)	(13,818)	(12,083)	—	—	(4,163)	101,871	(78,731)

Significant unobservable inputs

The significant unobservable inputs adopted in the valuation of Level 3 instruments as of December 31, 2022 are as follows:

Unobservable inputs of convertible senior notes
Expected volatility	75.47%
Risk free interest rate	4.6%
Discount rate	29.23%

Unobservable inputs of available-for-sale securities
Risk free interest rate	2.06% - 2.21%
Discount rate	5.37% - 5.78%

Unobservable inputs of foreign exchange option
Expected volatility	8.13% - 10.00%
Risk free interest rate	1.09% - 2.03%